Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
Deferred tax assets consist of the following (in thousands):

	December 31,
	2017	2016
Net operating tax loss and capital loss carryforwards	$23,463	$68,672
Capitalized research and development costs	4,620	5,270
Research and development tax credits	1,923	1,659
Deferred compensation	—	46
Other accruals and reserves	721	1,214
Basis of intangible assets	3,658	3,870
Total deferred tax asset	34,385	80,731
Less valuation allowance	(34,385)	(80,731)
Net deferred tax asset	$—	$—

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits for the years ended December 31, 2017 and 2016, are as follows (in thousands):

	Year Ended December 31,
	2017	2016
Beginning balance	$3,047	$2,882
Change in current period positions	34	68
Change in prior period positions	(2,368)	97
Ending balance	$713	$3,047

Reconciliation of Income Taxes
The reconciliation of income taxes computed using the statutory United States income tax rate and the provision (benefit) for income taxes for the years ended December 31, 2017 and 2016, are as follows:

	Year Ended December 31,
	2017	2016
Federal statutory tax rate	(34)%	(34)%
Change in rate	165%	—%
Valuation allowance	(360)%	81%
Deferred tax true-ups	227%	(5)%
Revaluation of warrants	2%	(34)%
Permanent differences	1%	(4)%
Tax credits	(1)%	(4)%
Income tax expense	—%	—%